INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Pretax income	$ 76,233	$ 55,546	$ 50,054
Statutory tax rate	23.00%	24.00%	25.00%
Tax computed at the ordinary tax rate	$ 17,534	$ 13,331	$ 12,514
Nondeductible expenses (income)	(2,785)	(815)	766
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(236)	243	(151)
Deductible financial expenses recorded to other comprehensive income	(177)	(113)	90
Tax adjustment in respect of different tax rates	2,384	3,119	2,040
Taxes in respect of withholding at the source from royalties and dividends	31	542	95
Adjustment in respect of tax rate deriving from "approved enterprises"	(100)	(436)	(501)
Others	622	1,834	24
Income tax expense (benefit)	$ 17,273	$ 17,705	$ 14,877